Interim Condensed Consolidated Statements of Comprehensive Loss (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Income Statement [Abstract]
Net loss	$ 2,495	$ 1,119	$ 3,599	$ 2,394
Other comprehensive loss:
Net unrealized loss (gain) on available for sale securities	6	(20)	(13)	(19)
Comprehensive loss	$ 2,501	$ 1,099	$ 3,586	$ 2,375